CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Debentures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The following key assumptions are used:

For the year ended
December 31, 2014
Number of shares underlying warrants	327,273
Exercise price	$1.00
Volatility	20.11% -20.47%
Risk-free interest rate	1.38% - 1.65%
Expected dividend yield	0%
Expected warrant life (years)	3.5 - 4

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability:
Balance as of December 31, 2013	$15,320
Initial measurement of additional warrants	21,011
Increase in fair value of warrants	27,281
Balance as of December 31, 2014	$63,612